NOTE 6 – PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 4 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment
	September 30,	December 31,
	2022	2021
Telecommunication equipment	$301,462	$258,871
Telecommunication software	581,545	618,125
Other equipment	97,096	108,805
Total property and equipment	980,103	985,801
Accumulated depreciation and amortization	(588,341)	(576,419)
Property and equipment, net	$391,762	$409,382

	December 31,	December 31,
	2021	2020
Telecommunication equipment	$258,871	$259,000
Telecommunication software	618,125	530,514
Other equipment	108,805	47,206
Total property and equipment	985,801	836,720
Accumulated depreciation and amortization	(576,419)	(486,190)
Total property and equipment	$409,382	$350,530